Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Statement [Abstract]
Revenues	$ 36,079	$ 46,847	$ 44,020
Costs and expenses:
Cost of sales	27,509	35,777	32,408
Engineering	740	1,033	997
Research and development	0	1,894	4,265
Selling, general and administrative	12,324	12,371	13,365
Impairment of capitalized software	2,387	0	0
Total costs and expenses	42,960	51,075	51,035
Loss from operations	(6,881)	(4,228)	(7,015)
Other income (expense):
Interest income	0	0	12
Interest expense	(386)	(286)	(54)
Currency loss	(65)	(135)	(85)
Other income	4,078	20	10
Total other income (expense)	3,627	(401)	(117)
Loss before income tax expense	(3,254)	(4,629)	(7,132)
Income tax expense	5	5	3,611
Net loss	$ (3,259)	$ (4,633)	$ (10,743)
Net loss per share of common stock
Basic	$ (0.31)	$ (0.52)	$ (1.21)
Diluted	$ (0.31)	$ (0.52)	$ (1.21)